Receivables, Net (Tables) (Lazy Days' R.V. Center, Inc.)	12 Months Ended
Dec. 31, 2017
Lazydays' RV Center Inc [Member]
Schedule of Receivables

Receivables consist of the following:

	As of December 31
	2017	2016
Contracts in transit and vehicle receivables	$15,528	$9,350
Manufacturer receivables	3,555	3,900
Finance and other receivables	1,841	1,141
	20,924	14,391

Less: Allowance for doubtful accounts	(1,013)	(705)

	$19,911	$13,686